UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

7 Reddy Lane

Loudonville, NY 12211

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

7 Reddy Lane

Loudonville, NY 12211

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

GEORGETOWNE LONG/SHORT FUND
Schedule of Investments
January 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 72.83%

Air Transportation, Scheduled - 1.48%
206	U.S. Airways, Inc.*	$ 6,044

Commercial Banks, NEC - 1.91%
100	Royal Bank of Canada	7,820

Computer Communications Equipment - 1.60%
1,200	Lanoptics, Ltd. * †	6,540

Drawing & Insulating Of Nonferrous Wire - 1.19%
200	Corning, Inc. *	4,870

Food and Kindred Products - 1.77%
100	Altria Group, Inc.	7,234

Industrial Inorganic Chemicals - 2.09%
250	Georgia Gulf Corp.	8,550

Motor Vehicle Parts & Accessories - 5.45%
300	American Axle & Manufacturing Holdings, Inc.	5,577
100	Magna International, Inc.	7,400
400	Superior Industries International, Inc.	9,280
		22,257
Optical Instruments & Lenses - 1.17%
1,500	Meade Insturments Corp.*	4,785

Radiotelephone Communications - 7.13%
1,600	Broadwing Corp.* †	14,160
400	Mobile Telesystems (a)	14,992
		29,152

Secondary Smelting & Refining of Nonferrous Metals - 3.05%
300	Aleris International, Inc.* †	12,486

Semiconductors & Related Devices - 21.41%
1,000	Altera Corp. * †	19,310
1,000	Broadcom Corp. * †	68,200
		87,510
Services-Advertising Agencies - 0.74%
300	Interpublic Group Cos. Inc.*	3,030

Services-Computer Intergrated - 3.48%
1,100	Packeteer, Inc.*	14,234

Services-Direct Mail Advertising Services - 0.37%
1,000	CMGI, Inc.*	1,500

Services-Engineering Services - 1.00%
200	Essex Corp.*	4,090

Services - Prepackaged Software - 1.38%
200	Microsoft Corp.	5,630

Telephone & Telegraph Apparatus - 12.71%
1,000	Ciena Corp*	4,000
1,000	Qualcomm, Inc.	47,960
		51,960
Tire and Inner Tubes - 2.20%
600	Cooper Tire & Rubber Co.	8,994

Transportation Services - 2.69%
200	Expedia, Inc.*	5,204
200	IAC/Interactive Corp.*	5,804
		11,008

TOTAL FOR COMMON STOCKS (Cost $248,908) - 72.83%		297,694

CALL & PUT OPTIONS
	Broadcom Corp.
10,000	May 2006 Puts @ 37.5	-
100	January 2007 Puts @ 30	20

TOTAL FOR CALL OPTIONS (Cost $2,196) - 0.00%		20

SHORT TERM INVESTMENTS - 31.43%
128,458	First American Treasury Obligations Fund Class A 2.47%**	$128,458
	(Cost $128,458)
TOTAL INVESTMENTS - 118.67%		426,172
(Cost $438,457)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.26)%		(17,475)

NET ASSETS - 100.00%		$408,697

OPTIONS WRITTEN

Underlying Security		Shares Subject
Expiration Date/Exercise Price		to Call	Fair Value
Corning, Inc.
May 2006 Call @ 30		200	$ 90

Mobile Telesystems
March 2006 Call @ 40		400	$ 320

Expedia
April 2006 Call @ 25		200	$ 540

IAC/Interactivecorp
April 2006 Call @ 30		200	$ 200

Total (Premiums Received $922) - 0.00%		1,000	$1,150

SCHEDULE OF SECURITIES SOLD SHORT
Shares		Value
100	Borgwarner, Inc.	5,513
200	Amazon Com, Inc.	8,964
300	Marvell Tecnology Group	20,526
200	Ebay, Inc.	8,620
500	PT Indosat (a)	15,560
400	PT Telekomunikasi (a)	11,072
100	Acuity Brands, Inc.	3,789

	Total Securities Sold Short (Proceeds - $64,220) 18.40%	$ 74,044

† Security is pledged as Collateral for Securities Sold Short.
* Non-income producing securities.
** Variable Rate Security at January 31, 2006
(a) ADR - American Depository Receipts
(b) ADS - American Depository Shares

NOTES TO FINANCIAL STATEMENTS
Georgetowne Long/Short Fund
1. SECURITY TRANSACTIONS
At January 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $438,457 amounted to $33,440 which consisted of aggregate gross unrealized appreciation of $68,400 and aggregate gross unrealized depreciation of $34,960.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date March 31, 2006